REDEEMABLE CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	May 30, 2023 USD ($) shares	May 30, 2023 USD ($)	Jan. 15, 2025 shares	Aug. 06, 2024 shares	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares	May 30, 2023 ₪ / shares shares	May 30, 2023 $ / shares shares
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 538
Issuance expenses | $		$ 3
Class of Warrant or Right, Outstanding				62
Warrants issued			246,914				161	161
Exercise price (in Dollars per share) | $ / shares								$ 3,343.8
Subsidiaries [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Purchase of investment | $	$ 3,000
Shares of acquisition by subsidiary	898
Conversion of units	898
Preferred Stock [Member] | Series A-4 Preferred Shares [Member]
Redeemable Convertible Preferred Shares and Shareholders' Equity [Line Items]
Preferred shares, par value | ₪ / shares					₪ 1.35		₪ 1.35
Preferred shares issued					161	161	161	161
Issuance expenses | $	$ 16
Exercise price (in Dollars per share) | $ / shares						$ 3,343.8